Redeemable Class A units, Members’ Equity, and Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders Equity Note [Abstract]
Redeemable Class A units, Members’ Equity, and Stockholders' Equity

9. Redeemable Class A units, Members’ Equity, and Stockholders’ Equity

Amendment and Restatement of Certificate of Incorporation

In connection with the Reorganization Transactions we amended and restated our certificate of incorporation to, among other things, provide for the (i) authorization of 1,000,000,000 shares of Class A common stock with a par value of $0.01 per share; (ii) authorization of 100,000,000 shares of Class B common stock with a par value of $0.01 per share; and (iii) authorization of 50,000,000 shares of preferred stock par value $0.01 per share. Holders of Class A and Class B common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. Holders of our Class A common stock and Class B common stock will vote together as a single class on all matters (including the election of directors) submitted to a vote of stockholders, unless otherwise required by law.

Holders of our Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the Company. Shares of our Class B common stock are issuable only in connection with the corresponding issuance of an equal number of Class B-1 units. Shares of Class B common stock may only be issued to the extent necessary to maintain the one-to-one ratio between the Class B-1 unit held by the non-controlling interest holders and the number of shares of Class B common stock held by the noncontrolling interest holders. Shares of Class B common stock are transferable only together with an equal number of LLC Interests. Each share of our Class B common stock will be redeemed and cancelled by us if the holder exchanges one Class B-1 unit, together with the corresponding share of Class B common stock, for one share of Class A common stock (or, at our election, cash of an equivalent value).

We must, at all times, maintain a one-to-one ratio between the number of outstanding shares of Class A common stock and the number of Class A-1 unit owned by us (subject to certain exceptions for treasury shares and shares underlying certain convertible or exchangeable securities).

Initial public offering

As discussed in Note 1, on October 30, 2020 we completed our IPO and sold 7,027,606 shares of Class A Common Stock at a public offering price of $19.00 per share, which includes 769,104 shares sold in connection with the full exercise of the underwriter’s option to purchase additional shares. We received $124.2 million, net of underwriting discounts and commissions, which we used in part to repurchase 4,772,449 Class B-1 units from the Selling Class B-1 Unit Holders. Immediately following the completion of the IPO, there were 25,536,043 shares of Class B common stock outstanding, equivalent to all but 41,620 Class B-1 units not held by us, representing an approximately 43.5% ownership interest in QLH.

MediaAlpha, Inc. contributed (i) $84.3 million of the net proceeds to Intermediate Holdco for Intermediate Holdco to repurchase 4,772,449 Class B-1 units (which Class B-1 units were converted into Class A-1 units) and (ii) $23.6 million of the net proceeds to Intermediate Holdco for further contribution to QLH, and in turn to QuoteLab LLC, to repay outstanding borrowings under the 2020 Term Loan Facility. The remaining net proceeds of $16.3 million were contributed to Intermediate Holdco for further contribution to QLH and QL to pay for costs associated with the offering and to use for working capital, capital expenditures and general corporate purposes.

QL Holdings Recapitalization

As discussed in Note -1 above, the Fourth Amended and Restated Limited Liability Agreement of QLH, among other things, recapitalized the Class A units held by Intermediate Holdco, to voting, managing member Class A-1 units and recapitalized all other legacy Class A units and Class B units into non-voting, non-managing member, Class B-1 units. After the contribution of Intermediate Holdco to MediaAlpha, Inc., the Company became the sole voting member of QLH, by and through Intermediate Holdco, and control the management of QLH.

Redeemable Class A Units

As described in Note 1, in connection with the Reorganization Transactions, the QLH’s limited liability company agreement was amended and restated to, among other things, effectuate the conversion of 284,221 redeemable convertible preferred units into Class B-1 Units. Prior to the Reorganization Transactions QLH’s Class A units that were held by Insignia feature a redemption right that was considered to be outside of the Company’s control.

The Company considered these Class A units, subject to possible redemption, in accordance with the guidance in FASB ASC 480. Conditionally redeemable Class A units (including Class A units that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within QLH’s control) are classified as temporary equity. As of December 31, 2019, 284,211 units of the 1,136,842 outstanding Class A units were classified outside of permanent equity.

Distribution to Legacy Profit Interest Holders

Upon completion of the September 23, 2020 recapitalization event, QuoteLab, LLC executed a leveraged distribution, borrowing approximately $210 million from its lender and, after satisfying existing indebtedness and transaction related expenses, issued net proceeds to QLH as a dividend. A portion of these debt proceeds were distributed to Senior Executives, certain Legacy Profit Interest Holders, White Mountains, and Insignia as a dividend. The leveraged distribution was distributed to all Legacy Profits Interests Holders whether vested or unvested, as long as the Participation Threshold was met.